Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	8.79%	14.40%	10.95%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	12.72%	15.22%	11.35%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	13.01%	15.51%	11.63%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Average Annual Return, Percent	14.48%	16.35%	13.23%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Average Annual Return, Percent	14.48%	16.35%	13.23%